Participative shareholders? debentures (Details 1) - USD ($) $ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Participative Shareholders Debentures
Remuneration date	Oct. 03, 2022	Apr. 01, 2022	Oct. 01, 2021	Apr. 01, 2021	Oct. 01, 2020	Apr. 01, 2020
Remuneration paid to the participative stockholders debentures	$ 137	$ 234	$ 225	$ 193	$ 79	$ 104	$ 371	$ 418	$ 183